FORM N-SAR
                                  SEMI-ANNUAL REPORT
                         FOR REGISTERED INVESTMENT COMPANIES


       Report for six month period ending:       /  /     (a)
                    or fiscal year ending:    12/31/97    (b)

       Is this a transition report?  (Y/N)      N
                                              -----

       Is this an amendment to a previous filing? (Y/N)     N
                                                          -----

       Those items or sub items with a box "/" after the item number should be completed only if the answer has changed from the previous filing on this form.


       1.   A.   Registrant Name:  Program for the Accumulation of
                                   Shares of Technology Fund

            B.   File Number:  811-1146

            C.   Telephone Number:  312-537-7000

       2.   A.   Street:  222 South Riverside Plaza

            B.   City:  Chicago    C.  State:  IL   D.  Zip Code:  60606
                 Zip Ext:  5808
            E.   Foreign Country:            Foreign Postal Code:

       3.   Is this the first filing on this form by Registrant?(Y/N)
                                                                       N
                                                                     -----

       4.   Is this the last filing on this form by Registrant?(Y/N)
                                                                       N
                                                                     -----






























       5.   Is Registrant a small business investment company (SBIC)?
            (Y/N)                                                      N
                                                                     -----
            [If answer is "Y" (Yes) complete only items 89 through 110.]

       6.   Is Registrant a unit investment trust (UIT)?(Y/N)          Y
                                                                     -----
            [If answer is "Y" (Yes) complete only items 111 through 132.]

       7.   A.   Is Registrant a series or multiple portfolio company?(Y/N)
                                                                       N
                                                                     -----
            [If answer is "N" (No), go to item 8.]

            B.   How many separate series or portfolios did Registrant have at the end of the period?
                                                                     -----

















































       For period ending 12/31/97
                         --------
       File number 811-1146
                       ----

       113. A.   / Trustee Name:
                                ----------------------------------------------
            B.   / City:           State:       Zip Code:       Zip Ext.:
                        -----------      -------          -------         ----
                 / Foreign Country:                 Foreign Postal Code:
                                   ----------------                     ------
       113. A.   / Trustee Name:
                                ----------------------------------------------
            B.   / City:           State:       Zip Code:       Zip Ext.:
                        -----------      -------          -------         ----
                 / Foreign Country:                 Foreign Postal Code:
                                   ----------------                     ------
       114. A.   / Principal Underwriter Name:
                                              --------------------------------
            B.   / File Number: 8-
                                  ---------------
            C.   / City:              State:      Zip Code:      Zip Ext.:
                        --------------      ------         ------         ----
                 / Foreign Country:               Foreign Postal Code:
                                   ---------------                    --------

       114. A.   / Principal Underwriter Name:
                                              --------------------------------
            B.   / File Number: 8-
                                  ---------------
            C.   / City:              State:      Zip Code:      Zip Ext.:
                        --------------      ------         ------         ----
                 / Foreign Country:               Foreign Postal Code:
                                   ---------------                    --------

       115. A.   / Independent Public Accountant Name:
                                                      ------------------------
            B.   / City:              State:      Zip Code:       Zip Ext.:
                        --------------      ------         -------         ---
                 / Foreign Country:               Foreign Postal Code:
                                   ---------------                    --------
       115. A.   / Independent Public Accountant Name:
                                                      ------------------------
            B.   / City:              State:      Zip Code:       Zip Ext.:
                        --------------      ------         -------         ---
                 / Foreign Country:               Foreign Postal Code:
                                   ---------------                    --------





















       For period ending 12/31/97
                         --------
       File number 811-1146
                       ----

       123.  /   State the total value of the additional units considered in answering item 122 ($000's omitted) --------------
                                                                   $----------

       124.  /   State the total value of units of prior series that were
                 placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)------------------------------------------
                                                                   $----------

       125.  /   State the total dollar amount of sales loads collected
                 (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)-------------
                                                                   $----------

       126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)
                                                                    $---------






































       For period ending 12/31/97
                         --------
       File number 811-1146
                       ----

       127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                          Number      Total         Total
                                           of         Assets        Income
                                          Series     ($000's     Distributions
                                         Investing    omitted)      ($000's
                                         ---------   ---------     omitted)
                                                                 -------------

       A.   U.S. Treasury direct issue---  -----      $-----       $-----
       B.   U.S. Government agency-------  -----      $-----       $-----
       C.   State and municipal tax-free-  -----      $-----       $-----
       D.   Public utility debt----------  -----      $-----       $-----
       E.   Brokers or dealers debt or
            debt of brokers' or dealers'
            parent-----------------------  -----      $-----       $-----
       F.   All other corporate intermed.
            & long-term debt-------------  -----      $-----       $-----
       G.   All other corporate short-term
            debt-------------------------  -----      $-----       $-----
       H.   Equity securities of brokers
            or dealers or parents of
            brokers or dealers-----------  -----      $-----       $-----
       I.   Investment company equity
            securities-------------------    3        $4,344       $  0
                                           -----      ------       ------
       J.   All other equity securities--  -----      $-----       $-----
       K.   Other securities-------------  -----      $-----       $-----
       L.   Total assets of all series of
            registrant-------------------    3        $4,344       $  0
                                           -----      ------       ------

























       For period ending  12/31/97
                          --------
       File number 811-1146
                       ----

       128.  /   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
                 entity other than the issuers?  (Y/N)-------------------
                                                                          ----
                                                                           Y/N
                 [If answer is "N" (No), go to item 131.]

       129.  /   Is the issuer of any instrument covered in item 128
                 delinquent or in default as to payment of principal or
                 interest at the end of the current period?  (Y/N)--------
                                                                          ----
                                                                           Y/N
                 [If answer is "N" (No), go to item 131.]

       130.  /   In computations of NAV or offering price per unit, is any
                 part of the value attributed to instruments identified in
                 item 129 derived from insurance or guarantees? (Y/N)-----
                                                                          ----
                                                                           Y/N

       131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)------------
                                                                          $ 0
                                                                          ----

       132.  /   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

                 811-       811-       811-       811-       811-
                     -----      -----      -----      -----      -----
                 811-       811-       811-       811-       811-
                     -----      -----      -----      -----      -----
                 811-       811-       811-       811-       811-
                     -----      -----      -----      -----      -----
                 811-       811-       811-       811-       811-
                     -----      -----      -----      -----      -----
                 811-       811-       811-       811-       811-
                     -----      -----      -----      -----      -----























            This report is signed on behalf of the registrant (or depositor or trustee) in the City of Chicago and State of Illinois on 25th
                              ----------              ---------    ------
       day of February 1998.
              --------   --

                                       Program for the Accumulation of
                                       Shares of Technology Fund
                                       -------------------------------
                                       (Name of registrant, depositor, or
                                       trustee)


       Witness /s/Stuart Schuldt  By: /s/Philip J. Collora
              --------------------        ----------------------------
               Vice President        Vice President, Secretary & Treasurer
              (Name and Title)            (Name and title of person
                                           signing on behalf of registrant,
                                           depositor or trustee)